SCOPE OF CONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2025
Basis Of Consolidation [Abstract]
Schedule of Subsidiaries	2.2.1 List of subsidiaries
The table below provides a list of the Company’s principal operating subsidiaries at December 31, 2025. Unless otherwise stated, the subsidiaries listed below have share capital consisting solely of ordinary shares or voting interests in the case of partnerships, which are held directly or indirectly by the Company and the proportion of ownership interests held equals to the voting rights held by the
Company. The country of incorporation corresponds to their principal place of operations.

Name of Subsidiary	Country	% of Ownership
North America
ArcelorMittal Dofasco G.P.	Canada	100.00%
ArcelorMittal México S.A. de C.V.	Mexico	100.00%
ArcelorMittal Long Products Canada G.P.	Canada	100.00%
ArcelorMittal Calvert LLC[4]	United States	100.00%
ArcelorMittal Texas HBI LLC	United States	80.00%
Brazil and neighboring countries ("Brazil")
ArcelorMittal Brasil S.A.[5]	Brazil	100.00%
Acindar Industria Argentina de Aceros S.A. ("Acindar")	Argentina	100.00%
ArcelorMittal Pecém S.A.	Brazil	100.00%
Europe
ArcelorMittal France S.A.S.	France	100.00%
ArcelorMittal Belgium N.V.	Belgium	100.00%
ArcelorMittal España S.A.	Spain	99.85%
ArcelorMittal Flat Europe S.A.	Luxembourg	100.00%
ArcelorMittal Poland S.A.	Poland	100.00%
ArcelorMittal Eisenhüttenstadt GmbH	Germany	100.00%
ArcelorMittal Bremen GmbH	Germany	100.00%
ArcelorMittal Méditerranée S.A.S.	France	100.00%
ArcelorMittal Belval & Differdange S.A.	Luxembourg	100.00%
ArcelorMittal Hamburg GmbH	Germany	100.00%
ArcelorMittal Duisburg GmbH	Germany	100.00%
Sustainable Solutions
ArcelorMittal International Luxembourg S.A.	Luxembourg	100.00%
AM Green Energy Private Limited [1]	India	74.00%
Mining
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure Canada G.P. ("AMMC")	Canada	85.00%
ArcelorMittal Liberia Holdings Ltd.[2] ("AML")	Liberia	85.00%
Others
ArcelorMittal South Africa Ltd.[3] ("AMSA")	South Africa	69.22%
PJSC ArcelorMittal Kryvyi Rih ("AMKR")	Ukraine	95.13%
1.Rights to variable returns are 100%.
2.ArcelorMittal Liberia Holdings Ltd. is incorporated in Cyprus.
3.Voting rights are 53.05%.
4.On June 18, 2025, ArcelorMittal acquired control of ArcelorMittal Calvert LLC see note 2.2.4.
5.On July 31, 2025, the Company acquired the 2.92% interest held by Votorantim S.A. following the settlement of the dispute, see note 9.3.
The tables below provide a list of the subsidiaries which include significant non-controlling interests at December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023.

Name of Subsidiary	Country of incorporation and operation	% of non- controlling interests and non- controlling voting rights at December 31, 2025	% of non- controlling interests and non- controlling voting rights at December 31, 2024	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2025	Non- controlling interests at December 31, 2025	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2024	Non- controlling interests at December 31, 2024	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2023
AMSA	South Africa	30.78%	30.78%	(42)	(24)	(98)	19	(67)
Société Nationale de Sidérurgie S.A. ("Sonasid")[1]	Morocco	67.57%	67.57%	16	134	8	111	3
AMKR	Ukraine	4.87%	4.87%	(10)	26	(11)	41	(15)
Belgo Bekaert Arames ("BBA")	Brazil	45.00%	45.00%	47	200	56	186	55
Hera Ermac[2]	Luxembourg	—	—	—	555	—	532	—
AMMC	Canada	15.00%	15.00%	94	591	109	543	149
Finocas[4]	Belgium	50.00%	50.00%	3	340	2	297	1
Arceo[5]	Belgium	38.11%	62.86%	2	65	5	143	3
AML[3]	Liberia	15.00%	15.00%	(20)	(154)	(18)	(156)	(11)
ArcelorMittal Texas HBI	USA	20.00%	20.00%	(12)	187	(17)	199	(8)
Other				13	150	5	148	(7)
Total				91	2,070	41	2,063	103
1.Sonasid - ArcelorMittal holds a controlling stake of 50% in Nouvelles Sidérurgies Industrielles ("NSI"). ArcelorMittal controls NSI on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. NSI holds a 64.86% stake in Sonasid. The total non-controlling interests in Sonasid of 67.57% are the result of ArcelorMittal’s indirect ownership percentage in Sonasid of 32.43% through its controlling stake in NSI.
2.Hera Ermac - The non-controlling interests correspond to the equity component net of transaction fees of the mandatory convertible bonds maturing on January 28, 2028
(see note 11.2).
3.AML is incorporated in Cyprus. On December 19, 2025, December 17, 2024 and December 21, 2023, ArcelorMittal fully settled 150, 200 and 100 capital increases, respectively, in AML including 23, 30 and 15, respectively, on behalf of non-controlling interests.
4.ArcelorMittal holds a 50% controlling interest in Finocas NV ("FInocas"). ArcelorMittal controls Finocas on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. As from January 1, 2051, the Flemish Region has the right to acquire the 50% interest held in Finocas by the Company at a price equivalent to the fair market value of the shares on that date as determined by an independent expert if a capital decrease requested by any of the shareholders is not approved by the general meeting of shareholders.
5.See note 11.5.2.

Schedule of Business Combinations	The table below summarizes the acquisition-date fair value of the assets acquired and liabilities assumed in 2025, 2024 and 2023:

	2025					2024	2023
	Calvert[1]	Tekno	Atlas	AMTBA	Tuper	Italpannelli	ArcelorMittal Pecém	Sustainable Solutions acquisitions
Current assets	1,985	48	2	104	99	75	3,123	25
Property, plant and equipment	2,727	36	193	241	142	54	1,824	75
Intangible assets	—	—	—	70	38	58	100	32
Other non-current assets	—	7	1	12	23	—	138	8
Total assets	4,712	91	196	427	302	187	5,185	140
Deferred tax liabilities	137	—	—	42	—	19	—	14
Other liabilities	1,631	42	180	199	177	52	3,156	46
Total liabilities	1,768	42	180	241	177	71	3,156	60
Net assets acquired	2,944	49	16	186	125	116	2,029	80
Consideration paid, net of cash acquired (received)	(263)	104	23	5	84	201	2,193	152
Deferred consideration	—	13	9	—	—	—	—	—
Settlement of preexisting relationships	574	—	—	—	52
Settlement of outstanding receivable	—	—	—	13	9	—	—	—
Fair value of previously held interest	897	—	25	245	149
Fair value of other investment previously held	—	23	—	—	—	—	—	—
Non-controlling interests	—	—	—	20	—	—	—	—
Debt assumed	—	—	—	—	—	—	—	(15)
Goodwill/(bargain purchase gain)	(1,736)	91	41	97	169	85	164	57
1.638 cash injected by NSC and debt repaid through such proceeds are presented net in the above table. The corresponding cash inflow and outflow are also presented net in the investing activities in the consolidated statements of cash flows in 2025.

Disclosure Of Entities Classified As Held For Sale	The table below provides the details of assets and liabilities of
AMTPR classified as held for sale at December 31, 2025.

	December 31, 2025
		AMTPR
Current Assets:
Cash and cash equivalents		3
Trade accounts receivable, prepaid expenses and other current assets		9
Inventories		20
Total Current Assets		32
Non-current Assets:
Property, plant and equipment		5
Total Non-current Assets		5
Total Assets		37

Current Liabilities:
Trade accounts payables, accrued expenses and other liabilities		19
Total Current Liabilities		19
Total Liabilities		19

Schedule of Significant Divestments	The table below summarizes the significant divestments
completed in 2025 and 2023 (there were no divestments in
2024):

	2025		2023
	AMZ	AMTPI	ArcelorMittal Temirtau
Cash and cash equivalents	10	—	24
Other current assets	120	11	645
Property, plant and equipment	—	—	972
Other assets	1	3	9
Total assets	131	14	1,650
Current liabilities	82	10	882
Other long-term liabilities	1	10	490
Total liabilities	83	20	1,372
Total net assets	48	(6)	278
Non-controlling interests	30	—	—
Total net assets disposed of	18	(6)	278
Goodwill allocation	—	—	(194)
Consideration	—	—	278
Reclassification of foreign exchange and other	(43)	(8)	(1,469)
Gain (loss) on disposal	(61)	(2)	(1,663)

Investments Accounted for Under the Equity Method	The carrying amounts of the Company’s investments
accounted for under the equity method were as follows:

	December 31,
Category	2025	2024
Joint ventures	4,908	6,184
Associates	4,170	3,895
Individually immaterial joint ventures and associates[1]	1,315	1,341
Total	10,393	11,420
1.Individually immaterial joint ventures and associates represent in aggregate less than 20% of the total carrying amount of investments in joint ventures and associates at December 31, 2025 and 2024, and none of them have a carrying value exceeding 150 at December 31, 2025 and 2024.
Joint Ventures	The following tables summarize the latest available financial information and reconcile it to the carrying value of each of the Company’s material joint ventures, as well as the income statement of the Company’s material joint ventures:

	December 31, 2025
Joint Ventures	AMNS India	NEMM	VAMA	Borçelik	Al Jubail	VdSA	Total
Financial statements reporting date	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Place of incorporation and operation [1]	India	China	China	Turkey	Saudi Arabia	Brazil
Principal Activity	Integrated flat steel producer [4,5]	Production and sale of electrical steel [6]	Automotive steel finishing	Manufacturi ng and sale of steel [2,3]	Production and sale of seamless line pipes and tubes	Renewable energy production and supply
Ownership and voting rights at December 31, 2025	60.00%	50.00%	50.00%	50.00%	33.34%	55%
Current assets	3,239	527	855	505	943	92	6,161
of which cash, cash equivalents and restricted cash	959	242	50	39	171	44	1,505
Non-current assets	12,623	762	953	284	1,101	836	16,559
Current liabilities	2,301	64	608	309	368	38	3,688
of which trade and other payables and provisions	1,762	64	427	267	270	12	2,802
Non-current liabilities	8,727	54	19	47	563	618	10,028
of which trade and other payables, provisions and deferred tax liability	717	—	1	47	60	1	826
Non-controlling interest	25	—	—	—	—	—	25
Net assets attributable to equity holders of the parent	4,809	1,171	1,181	433	1,113	272	8,979
Company's share of net assets	2,885	585	591	216	371	149	4,797
Adjustments for differences in accounting policies and other	126	13	—	(35)	7	—	111
Carrying amount in the statements of financial position	3,011	598	591	181	378	149	4,908
Revenue	6,029	—	1,549	1,281	1,046	97	10,002
Depreciation and amortization	(420)	(1)	(29)	(24)	(78)	(15)	(567)
Interest income	70	3	2	2	2	2	81
Interest expense	(234)	—	(3)	(23)	(22)	(10)	(292)
Income tax benefit (expense)	18	12	(58)	(12)	(16)	(3)	(59)
Income (loss) from continuing operations	93	(40)	262	29	173	35	552
Other comprehensive income (loss)	(713)	—	—	(3)	—	—	(716)
Total comprehensive income (loss)	(620)	(40)	262	26	173	35	(164)
Cash dividends received by the Company	—	—	94	7	—	4	105
1.The country of incorporation corresponds to the country of operation.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2025; voting interest was 48.01%
at December 31, 2025.
3.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
4.Adjustments in AMNS India correspond primarily to transaction costs incurred to set up the joint venture and the fair value of the guarantee of the joint venture's debt (see note 9.4).
5.Includes AMNS Luxembourg, AMNS India (including infrastructure assets) and intermediate holding entities.
6.The joint venture had no operations in 2025. The carrying amount at December 31, 2025 included 326 cash contributions and 287 liability (including a non-current portion of 163 see note 9.2) corresponding to the net present value of future equity increases for which the Company has a present obligation.

	December 31, 2024
Joint Ventures	AMNS India	Calvert	NEMM	VAMA	Tameh	Borçelik	Al Jubail	VdSA	Total
Financial statements reporting date	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Place of incorporation and operation [1]	India	United States	China	China	Poland	Turkey	Saudi Arabia	Brazil
Principal Activity	Integrated flat steel producer [4,5]	Automotive steel finishing [6]	Production and sale of electrical steel [7]	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3]	Production and sale of seamless line pipes and tubes	Renewable energy production and supply
Ownership and voting rights at December 31, 2024	60.00%	50.00%	50.00%	50.00%	50.00%	50.00%	33.34%	55.00%
Current assets	3,758	2,364	688	962	143	534	905	80	9,434
of which cash, cash equivalents and restricted cash	1,279	603	240	152	27	36	145	13	2,495
Non-current assets	12,004	2,634	444	778	277	297	1,079	460	17,973
Current liabilities	2,219	1,171	—	650	193	358	528	—	5,119
of which trade and other payables and provisions	1,674	196	—	476	161	316	264	—	3,087
Non-current liabilities	8,065	1,885	—	29	19	50	514	326	10,888
of which trade and other payables, provisions and deferred tax liability	904	—	—	1	12	50	83	—	1,050
Non-controlling interest	26	—	—	—	—	—	—	—	26
Net assets attributable to equity holders of the parent	5,452	1,942	1,132	1,061	208	423	942	214	11,374
Company's share of net assets	3,271	971	566	531	104	212	314	117	6,086
Adjustments for differences in accounting policies and other	135	(40)	—	—	32	(36)	7	—	98
Carrying amount in the statements of financial position	3,406	931	566	531	136	176	321	117	6,184
Revenue	6,515	4,544	—	1,730	583	1,425	757	—	15,554
Depreciation and amortization	(452)	(76)	—	(38)	(30)	(24)	(61)	—	(681)
Interest income	69	—	—	4	3	1	5	—	82
Interest expense	(172)	(58)	—	(4)	(6)	(35)	(50)	—	(325)
Income tax benefit (expense)	97	—	—	(67)	(7)	(7)	(8)	—	8
Income (loss) from continuing operations	323	191	—	288	(72)	17	86	(1)	832
Other comprehensive income (loss)	(351)	(4)	—	—	(1)	1	—	—	(355)
Total comprehensive income (loss)	(28)	187	—	288	(73)	18	86	(1)	477
Cash dividends received by the Company	—	24	—	115	—	8	—	—	147
1.The country of incorporation corresponds to the country of operation.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2024;  voting interest was 48.01%
at December 31, 2024.
3.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
4.Adjustments in AMNS India correspond primarily to transaction costs incurred to set up the joint venture and the fair value of the guarantee of the joint venture's debt (see note 9.4).
5.Includes AMNS Luxembourg, AMNS India (including infrastructure assets) and intermediate holding entities.
6.Adjustments in Calvert primarily relate to differences in accounting policies regarding inventory valuation.
7.The joint venture was incorporated and had no operations in 2024. The initial carrying amount of 566 corresponds to a 120 cash contribution and 446 liability (including a non-current portion of 222 see note 9.2) corresponding to the net present value of future equity increases for which the Company has a present obligation.

	December 31, 2023
Joint Ventures	AMNS India	Calvert	VAMA	Tameh	Borçelik	Al Jubail	VdSA	Total
Place of incorporation and operation [1]	India	United States	China	Poland	Turkey	Saudi Arabia	Brazil
Principal Activity	Integrated flat steel producer [4,5]	Automotive steel finishing [6]	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3]	Production and sale of seamless line pipes and tubes	Renewable energy production and supply
Ownership and voting rights at December 31, 2023	60.00%	50.00%	50.00%	50.00%	50.00%	33.34%	55.00%
Current assets	3,653	1,798	853	389	559	935	93	8,280
of which cash, cash equivalents and restricted cash	926	83	201	46	12	297	3	1,568
Non-current assets	10,208	2,125	788	454	238	1,149	190	15,152
Current liabilities	1,617	1,017	557	462	329	542	7	4,531
of which trade and other payables and provisions	1,310	169	449	368	323	404	7	3,030
Non-current liabilities	6,763	1,103	51	37	39	633	—	8,626
of which trade and other payables and provisions	997	—	1	28	39	61	—	1,126
Non-controlling interest	27	—	—	—	—	—	—	27
Net assets attributable to equity holders of the parent	5,454	1,803	1,033	344	429	909	276	10,248
Company's share of net assets	3,272	902	517	172	215	303	151	5,532
Adjustments for differences in accounting policies and other	139	(6)	—	(20)	(40)	6	—	79
Carrying amount in the statements of financial position	3,411	896	517	152	175	309	151	5,611
Revenue	6,710	4,860	1,787	945	1,549	1,205	—	17,056
Depreciation and amortization	(446)	(70)	(36)	(37)	(25)	(69)	—	(683)
Interest income	54	—	2	2	1	—	—	59
Interest expense	(207)	(51)	(5)	(14)	(35)	(49)	—	(361)
Income tax benefit (expense)	(279)	—	(53)	(7)	(33)	21	—	(351)
Income (loss) from continuing operations	1,070	99	352	7	29	274	—	1,831
Other comprehensive income (loss)	(998)	(20)	—	(14)	(6)	—	—	(1,038)
Total comprehensive income (loss)	72	79	352	(7)	23	274	—	793
Cash dividends received by the Company	—	58	—	—	21	—	—	79
1.The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2023;  voting interest was 48.01%
at December 31, 2023.
3.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
4.Adjustments in AMNS India correspond primarily to transaction costs incurred to set up the joint venture and the fair value of the guarantee of the joint venture's debt (see note 9.4).
5.Includes AMNS Luxembourg, AMNS India and intermediate holding entities.
6.Adjustments in Calvert primarily relate to differences in accounting policies regarding inventory valuation.

Associates	The following table summarizes the financial information and reconciles it to the carrying amount of each of the Company’s material associates, as well as the income statement of the Company’s material associates:

	December 31, 2025
Associates	Vallourec	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland [6]	Total
Financial statements reporting date	September 30, 2025	June 30, 2025	September 30, 2025	September 30, 2025	December 31, 2025
Place of incorporation and operation[1]	France	Bermuda	Germany	Spain	Canada
Principal Activity	Tubular solutions[2]	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2025	27.85%	37.00%	33.43%	35.00%	25.20%
Current assets	3,247	4,062	2,280	3,205	511	13,305
Non-current assets	2,510	3,004	2,722	2,585	10,262	21,083
Current liabilities	1,526	2,997	561	1,740	1,059	7,883
Non-current liabilities	1,488	499	1,124	1,042	2,935	7,088
Non-controlling interests	100	380	35	543	—	1,058
Net assets attributable to equity holders of the parent	2,643	3,190	3,282	2,465	6,779	18,359
Company's share of net assets	736	1,180	1,097	863	1,708	5,584
Adjustments for differences in accounting policies and other	—	—	112	(72)	(1,476)	(1,436)
Other adjustments	209	15	(202)	—	—	22
Carrying amount in the statements of financial position	945	1,195	1,007	791	232	4,170
Revenue	3,095	2,739	2,434	5,410	596	14,274
Income / (loss) from continuing operations	311	34	88	151	(156)	428
Other comprehensive income	(181)	—	(6)	(78)	—	(265)
Total comprehensive income (loss)	130	34	82	73	(156)	163
Cash dividends received by the Company	111	10	20	33	—	174
1.The country of incorporation corresponds to the country of operation except for China Oriental, whose country of operation is China, and Vallourec, whose operations are global.
2.Adjustments in Vallourec relate to fair value adjustment of property, plant and equipment, intangible asset and goodwill.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies and is mainly linked to property, plant and equipment, inventory and pension. Other adjustment include the Company's impairment loss with respect to its investment in DHS Group.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding recognized goodwill. In September 2020, following a legal reorganization that was not a business combination for the Company, its share of fair value remeasurement of 1.5 billion was not recognized in the carrying amount of Baffinland.
6.Following a legal reorganization in September 2020, the Company holds an indirect interest in Baffinland through Nunavut Iron Ore Inc.

	December 31, 2024
Associates	Vallourec	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland [6]	Total
Financial statements reporting date	September 30, 2024	June 30, 2024	September 30, 2024	September 30, 2024	December 31, 2024
Place of incorporation and operation[1]	France	Bermuda	Germany	Spain	Canada
Principal Activity	Tubular solutions[2]	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2024	27.89%	37.00%	33.43%	35.00%	25.23%
Current assets	3,035	4,317	2,228	3,043	757	13,380
Non-current assets	2,358	2,836	2,255	2,196	10,452	20,097
Current liabilities	1,694	3,183	639	1,641	993	8,150
Non-current liabilities	1,225	555	926	970	3,261	6,937
Non-controlling interests	81	375	126	458	—	1,040
Net assets attributable to equity holders of the parent	2,393	3,040	2,792	2,170	6,955	17,350
Company's share of net assets	667	1,125	934	760	1,755	5,241
Adjustments for differences in accounting policies and other	—	—	89	(23)	(1,481)	(1,415)
Other adjustments	247	1	(179)	—	—	69
Carrying amount in the statements of financial position	914	1,126	844	737	274	3,895
Revenue	3,228	3,128	2,519	5,629	569	15,073
Income / (loss) from continuing operations	328	17	156	256	(126)	631
Other comprehensive income	(196)	—	(1)	(21)	—	(218)
Total comprehensive income (loss)	132	17	155	235	(126)	413
Cash dividends received by the Company	—	9	22	30	—	61
1.The country of incorporation corresponds to the country of operation except for China Oriental, whose country of operation is China, and Vallourec, whose operations are global.
2.Adjustments in Vallourec relate to provisional fair value adjustments of property, plant and equipment and goodwill.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies and is mainly linked to property, plant and equipment, inventory and pension. Other adjustment include the Company's impairment loss with respect to its investment in DHS Group.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding recognized goodwill. In September 2020, following a legal reorganization that was not a business combination for the Company, its share of fair value remeasurement of 1.5 billion was not recognized in the carrying amount of Baffinland.
6.Following a legal reorganization in September 2020, the Company holds an indirect interest in Baffinland through Nunavut Iron Ore Inc.

	December 31, 2023
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland [6]	Total
Financial statements reporting date	June 30, 2023	September 30, 2023	September 30, 2023	December 31, 2023
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2023	37.00%	33.43%	35.00%	25.23%
Current assets	3,681	1,919	3,351	720	9,671
Non-current assets	3,124	2,430	2,086	10,572	18,212
Current liabilities	2,909	505	1,857	905	6,176
Non-current liabilities	395	994	940	3,335	5,664
Non-controlling interests	369	125	448	—	942
Net assets attributable to equity holders of the parent	3,132	2,725	2,192	7,052	15,101
Company's share of net assets	1,159	911	767	1,779	4,616
Adjustments for differences in accounting policies and other	—	134	(40)	(1,479)	(1,385)
Other adjustments[2]	48	(190)	20	—	(122)
Carrying amount in the statements of financial position	1,207	855	747	300	3,109
Revenue	3,183	2,800	5,874	536	12,393
Income / (loss) from continuing operations	40	184	222	(227)	219
Other comprehensive income	1	(1)	(25)	—	(25)
Total comprehensive income (loss)	41	183	197	(227)	194
Cash dividends received by the Company	5	43	35	—	83
1.The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.
2.Other adjustments correspond to the difference between the carrying amount at December 31, 2023 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose translated with closing rates as of the reporting dates described in the table above.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies and is mainly linked to property, plant and equipment, inventory and pension.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding recognized goodwill. In September 2020, following a legal reorganization that was not a business combination for the Company, its share of fair value remeasurement of 1.5 billion was not recognized in the carrying amount of Baffinland.
6.Following a legal reorganization in September 2020, the Company holds an indirect interest in Baffinland through Nunavut Iron Ore Inc.
Other Associates and Joint Ventures that are Not Individually Material	The following table summarizes the financial
information of all individually immaterial joint ventures and associates that are accounted for using the equity method:

	December 31, 2025			December 31, 2024
	Associates	Joint Ventures	Total	Associates	Joint Ventures	Total
Carrying amount of interests in associates and joint ventures	443	872	1,315	457	884	1,341
Share of:
Income from continuing operations	8	146	154	16	140	156
Other comprehensive income (loss)	6	20	26	3	12	15
Total comprehensive income (loss)	14	166	180	19	152	171

Other Investments	Other investments include the following:

	December 31,
	2025	2024
ArcelorMittal XCarb®	168	152
Stalprodukt S.A.	69	58
Others	116	89
Investments in equity instruments at FVOCI	353	299

Income (Loss) from Investments in Associates, Joint Ventures and Other Investments	Income (loss) from investments in associates, joint ventures and other investments consisted of the following:

	Year ended December 31,
	2025	2024	2023
Share in net earnings of equity-accounted companies	798	770	1,181
Impairment charges	(123)	—	(1,405)
Dividend income	8	9	3
Total	683	779	(221)